Note 16 - Investment Securities - Portions of Investment Securities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Investment on debt securities (i)	[1]	R$ 192.9	R$ 213.9
Non-current investment securities		192.9	213.9
Financial assets at fair value through profit or loss		1,914.6	1,700.0
Current investment securities		1,914.6	1,700.0
Total		R$ 2,107.5	R$ 1,913.9

[1]	The balance refers substantially to Bank Deposit Certificates (“CDB”) linked to tax incentives that do not have immediate convertibility into a known amount of cash.